Employee Benefit Plan, Contingency	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Contingency [Line Items]
EBP, Plan Termination	PLAN TERMINATION

Although we have not expressed any intent to do so, we have the right under the Plan to discontinue our contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants would become 100% vested in their Company contributions.